Deferred tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure Of Detailed Information Of Recognized Deferred Tax Assets Liabilities [text block]
The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below
.

Recognized deferred tax assets / (liabilities)		Assets / (liabilities)
	March 31, 2024	March 31, 2023	March 31, 2022
Deductible temporary difference
Property, Plant and Equipment	974,835	714,742	554,604
Lease obligations on right of use assets	181,500	147,614	130,143
Provision for employee benefits	48,879	45,421	46,204
Accounts receivable	131,197	104,658	111,455
Payment to the MSME Vendors	10,934	-	-
Provision for Doubtful Advances	22,819	21,177	20,976
	1,370,164	1,033,612	865,382
Taxable temporary difference
Intangible assets	(144,273)	(133,829)	(143,519)
Finance Lease obligations	(28,571)	(34,145)	(35,670)
	(172,844)	(167,974)	(179,189)

Unused Tax credits
Mat Credit Entitlement	-	-	-
Net deferred tax asset (liability) recognized in Balance Sheet	1,197,320	865,638	686,193

Disclosure of temporary difference, unused tax losses and unused tax credits
Movement in temporary differences during the year

	Balance as of March 31, 202 2	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 2023	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 2024
Property, plant and equipment	556,604	158,138	-	714,742	260,093	-	974,835
Intangible assets	(143,519)	9,690	-	(133,829)	(10,444)	-	(144,273)
Lease obligations on right of use assets	130,143	17,471	-	147,614	33,886	-	181,500
Finance Lease obligations	(35,670)	1,525	-	(34,145)	5,574	-	(28,571)

Payment to MSME Vendors		-	-		10,934	-	10,934
Provision for employee benefits	46,204	(783)	-	45,421	3,458	-	48,879
Accounts receivable	111,455	(6,797)	-	104,658	26,539	-	131,197
Provision for	-			-			-
Doubtful Advances	20,976	201	-	21,177	1,642	-	22,819

Disclosure of detailed information about unrecognized deferred tax assets liabilities [text block]	Unrecognized deferred tax assets / (liabilities)
	As of March 31, 2024	As of March 31, 2023
Deductible temporary differences	-	-
Unrecognized tax losses	262,600	105,500
	262,600	105,500

Disclosure of income tax
Income tax expense recognized in profit or loss
	March 31, 2024	March 31, 2023	March 31, 2022
Current tax expense / (benefit)
Current period	514,847	525,942	639,982

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(331,747)	(179,443)	(49,721)
MAT credit entitlement

Total income tax expense / (benefit)	183,100	346,499	590,261

Disclosure of Effective Income Tax provision Reconciliation [text block]
A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
Profit before income taxes	352,039	1,021,021	1,848,206
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	88,608	256,991	465,193
Effect of:
Share based payment expense not deductible for tax purposes	-	-	-
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(1,735)	(42,500)	(37,923)
Difference on account differential tax rates in different jurisdictions	(22,852)	18,519	23,917
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	157,100	105,500	-
Expenses/income not taxable
Recognition of current year temporary differences
Recognition of previously unrecognized tax losses	-	-	-
Difference on account of differential tax rates in different companies	-	-	-
Effect of expenses that are not deductible in determining taxable profit	26,963	1,700	7,224
Expenses/income not taxable
Unrecognized temporary differences	-	-	-
Utilisation of previously unrecognised temporary differences	-	-	14,875
Effect of rate difference in opening and closing deferred tax	-	-	(718)
Permanent difference on account of coupon charges on CCDs	(30,205)	43	1
Others	(34,779)	6,246	(10,920)
Reversal of previously recognised temporary differences	-	-	128,612
	183,100	346,499	590,261